Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

March 31, 2020

VIPIFF2025-QTLY-0520
1.830297.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	320,998	$10,268,733
VIP Equity-Income Portfolio Investor Class (a)	615,624	10,828,831
VIP Growth & Income Portfolio Investor Class (a)	770,262	12,354,996
VIP Growth Portfolio Investor Class (a)	168,247	10,502,004
VIP Mid Cap Portfolio Investor Class (a)	131,747	3,019,648
VIP Value Portfolio Investor Class (a)	795,540	7,955,400
VIP Value Strategies Portfolio Investor Class (a)	477,788	3,898,750
TOTAL DOMESTIC EQUITY FUNDS
(Cost $56,715,196)		58,828,362

International Equity Funds - 28.2%
VIP Emerging Markets Portfolio Investor Class (a)	2,486,884	22,406,821
VIP Overseas Portfolio Investor Class (a)	2,122,387	39,030,695
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $63,220,823)		61,437,516

Bond Funds - 36.3%
Fidelity Inflation-Protected Bond Index Fund (a)	1,315,847	13,500,587
Fidelity Long-Term Treasury Bond Index Fund (a)	294,592	5,049,300
VIP High Income Portfolio Investor Class (a)	972,441	4,502,403
VIP Investment Grade Bond Portfolio Investor Class (a)	4,276,306	56,019,610
TOTAL BOND FUNDS
(Cost $76,355,041)		79,071,900

Short-Term Funds - 8.5%
VIP Government Money Market Portfolio Investor Class 0.24% (a)(b)
(Cost $18,514,726)	18,514,726	18,514,726
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $214,805,786)		217,852,504
NET OTHER ASSETS (LIABILITIES) - 0.0%		30,485
NET ASSETS - 100%		$217,882,989

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$15,396,491	$1,232,665	$3,423,083	$14,082	$72,930	$221,584	$13,500,587
Fidelity Long-Term Treasury Bond Index Fund	6,285,210	580,557	3,040,093	36,400	499,882	723,744	5,049,300
VIP Contrafund Portfolio Investor Class	13,089,778	1,240,414	2,408,654	79,232	118,363	(1,771,168)	10,268,733
VIP Emerging Markets Portfolio Investor Class	26,012,776	6,631,957	1,956,361	2,378,627	(289,879)	(7,991,672)	22,406,821
VIP Equity-Income Portfolio Investor Class	13,831,556	2,513,968	1,813,592	649,684	(215,707)	(3,487,394)	10,828,831
VIP Government Money Market Portfolio Investor Class 0.24%	13,203,462	8,113,758	2,802,494	41,860	--	--	18,514,726
VIP Growth & Income Portfolio Investor Class	15,763,085	3,227,202	2,007,556	830,278	(278,688)	(4,349,047)	12,354,996
VIP Growth Portfolio Investor Class	13,380,493	2,406,503	2,412,982	1,204,166	24,957	(2,896,967)	10,502,004
VIP High Income Portfolio Investor Class	4,985,872	847,003	600,634	39,054	(34,025)	(695,813)	4,502,403
VIP Investment Grade Bond Portfolio Investor Class	63,102,157	6,232,851	13,269,443	287,933	(169,517)	123,562	56,019,610
VIP Mid Cap Portfolio Investor Class	3,839,493	769,326	412,249	5,982	(56,128)	(1,120,794)	3,019,648
VIP Overseas Portfolio Investor Class	44,771,029	8,300,039	4,576,973	201,710	(470,556)	(8,992,844)	39,030,695
VIP Value Portfolio Investor Class	10,156,996	2,851,532	994,553	414,205	(207,685)	(3,850,890)	7,955,400
VIP Value Strategies Portfolio Investor Class	4,973,366	1,498,257	473,085	267,438	(101,103)	(1,998,685)	3,898,750
	248,791,764	46,446,032	40,191,752	6,450,651	(1,107,156)	(36,086,384)	217,852,504

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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